Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 2008 MFA [Member]	Dec. 31, 2013 2008 MFA [Member]	Dec. 31, 2013 Horizons Satellite Holdings [Member]	Dec. 31, 2013 WP Com [Member]
Related Party Transaction [Line Items]
Fee paid for termination				$ 39.1	$ 39.1
Write-off of prepaid fee				17.2	17.2
Expense for services associated with 2008 MFA	$ 64.2	$ 25.1	$ 24.9
Equity method investment, ownership percentage						50.00%	49.00%